OTHER CURRENT AND NON-CURRENT ASSETS - Noncurrent (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Mar. 31, 2020
OTHER CURRENT AND NON-CURRENT ASSETS
Customer acquisition costs	$ 26,030	$ 43,686
Other long-term assets	7,784	12,764
Other non-current assets	$ 33,814	$ 56,450